Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating lease commitments
Rental and bandwidth leasing expenses	¥ 1,917,683	¥ 1,084,264	¥ 621,629
Future minimum lease payments under non-cancelable operating lease agreements with initial terms of one year or more
2016	1,596,300
2017	1,082,959
2018	609,235
2019	383,900
2020	287,965
2021 and thereafter	241,050
Total	4,201,409
Office and fulfillment centers rental
Future minimum lease payments under non-cancelable operating lease agreements with initial terms of one year or more
2016	1,355,914
2017	895,534
2018	508,825
2019	305,582
2020	270,793
2021 and thereafter	241,050
Total	3,577,698
Bandwidth leasing
Future minimum lease payments under non-cancelable operating lease agreements with initial terms of one year or more
2016	240,386
2017	187,425
2018	100,410
2019	78,318
2020	17,172
2021 and thereafter	0
Total	¥ 623,711